STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,958,534)	$ (4,878,363)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor under note payable	18,500
Income earned on investments held in Trust Account	(325)	(42,056)
Financing costs - derivative warrant liabilities	410,849
Change in fair value of derivative warrant liabilities	2,355,500	(387,750)
Changes in operating assets and liabilities:
Prepaid expenses	(509,248)
Accounts payable	61,811	2,674,461
Franchise tax payable	83,836	94,467
Net cash provided by operating activities	(537,611)	(1,129,345)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(175,950,000)
Net cash used in investing activities	(175,950,000)
Cash flows from financing activities:
Proceeds from note payable to related party	265,312
Repayment of note payable to related party	(400,000)
Proceeds received from initial public offering, gross.	172,500,000
Proceeds received from private placement	7,175,000
Offering costs paid, net of reimbursement from underwriters	(1,810,475)
Net cash provided by (used in) financing activities	177,729,837
Net increase in cash, cash equivalents, and restricted cash	1,242,226	(1,129,345)
Cash, cash equivalents, and restricted cash-beginning of year		1,242,226
Supplemental disclosure of noncash financing activities:
Offering costs paid in exchange for issuance of common stock to Sponsor	25,000
Offering costs included in accounts payable and accrued expenses	70,000
Offering costs included in accrued expenses	70,000
Offering costs included in accounts payable	234,907
Offering costs included in note payable	116,188
Deferred underwriting commissions in connection with the initial public offering	$ 6,900,000
Class A Common Stock
Cash flows from financing activities:
Proceeds received from initial public offering, gross.		$ 172,500,000